Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Deferred tax assets, operating loss carryforwards	$ 18,620,000	$ 11,252,000
Deferred tax assets, research and development	1,363,000	621,000
Valuation allowance	21,112,000	12,534,000
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	46,800,000
Net operating loss carryforwards, expiration	Will begin to expire in 2030
Tax credit carryforwards	1,600,000
Tax credit carryforwards, expiration	Will begin expiring in 2030
CALIFORNIA
Income Taxes [Line Items]
Net operating loss carryforwards	46,600,000
Net operating loss carryforwards, expiration	Will begin to expire in 2030
Tax credit carryforwards	1,100,000
Tax credit carryforwards, expiration	Will begin expiring in 2030
Change in Ownership [Member]
Income Taxes [Line Items]
Deferred tax assets, operating loss carryforwards	3,200,000
Change in Ownership [Member] | Domestic Tax Authority [Member]
Income Taxes [Line Items]
Deferred tax assets, research and development	$ 300,000